PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 48,011	$ 49,271
Accumulated depreciation	(38,657)	(41,597)
Depreciated costs	9,354	7,674
Depreciation expense	1,317	1,541	$ 1,781
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	37,147	39,303
Accumulated depreciation	(29,367)	(32,131)
Equipment advanced payments [Member]
Property, Plant and Equipment [Line Items]
Cost	751	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	9,251	9,117
Accumulated depreciation	(8,624)	(8,806)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	72	74
Accumulated depreciation	(57)	(56)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	790	777
Accumulated depreciation	$ (609)	$ (604)